Finance income and expense- Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ (873)	$ 0
Interest on lease liability	(32)	(35)
Other	(20)	(10)
Total finance expense	$ (925)	$ (45)